Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2014
Warrant derivative liability [Abstract]
Schedule of Changes in Warrant Activity
	Public Warrants	Unit Options *	Underwriter Warrants

Outstanding, January 1 and December 31, 2013	598,850	280,000	13,571
Expired	(598,850)	(280,000)	-

Outstanding, December 31, 2014	-	-	13,571

*	Each unit option included one ordinary share and one ordinary share warrant.